Summary of Significant Accounting Policies - Carrying Amounts and Estimated Fair Value of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,270,457
Fixed Rate Debt
Debt Instrument [Line Items]
Long-term debt, principal amount	1,270,457	$ 700,000
Long-term debt, discount or premium	(1,457)	(4,555)
Long-term debt, including current portion, Carrying Value	1,269,000	695,445
Long-term debt, including current portion, Fair Value	$ 428,767	453,000
Variable Rate Debt
Debt Instrument [Line Items]
Long-term debt, including current portion, Carrying Value		375,000
Long-term debt, including current portion, Fair Value		$ 375,000